Intangible Assets and Goodwill (Details Narrative) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets and goodwill
Amortization of intangible assets	$ 15,481